Basic and Diluted Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(6,995)	(5,414)	(13,833)	(13,281)

Basic and diluted weighted average number of ordinary shares	56,660	52,389	55,119	52,384
Basic and diluted loss per ordinary share	(0.12)	(0.10)	(0.25)	(0.25)